NET PREMIUMS EARNED (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross premiums	[1]	S/ 2,304,918	S/ 2,296,893	S/ 2,193,755
Premiums ceded to reinsurers, net	[2]	(499,803)	(503,586)	(470,112)
Assumed from other companies, net		3,225	5,808	10,335
Net premiums earned		S/ 1,808,340	S/ 1,799,115	S/ 1,733,978
Percentage of assumed net premiums		0.18%	0.32%	0.60%
Health insurance [Member]
Gross premiums	[1]	S/ 434,808	S/ 415,152	S/ 388,002
Premiums ceded to reinsurers, net	[2]	(13,568)	(10,011)	(9,186)
Assumed from other companies, net		0	188	700
Net premiums earned		S/ 421,240	S/ 405,329	S/ 379,516
Percentage of assumed net premiums		0.00%	0.05%	0.18%
Life insurance [Member]
Gross premiums	[1]	S/ 949,515	S/ 876,315	S/ 857,576
Premiums ceded to reinsurers, net	[2]	(108,378)	(37,725)	(36,971)
Assumed from other companies, net		0	0	0
Net premiums earned		S/ 841,137	S/ 838,590	S/ 820,605
Percentage of assumed net premiums		0.00%	0.00%	0.00%
General insurance [Member]
Gross premiums	[1]	S/ 920,595	S/ 1,005,426	S/ 948,177
Premiums ceded to reinsurers, net	[2]	(377,857)	(455,850)	(423,955)
Assumed from other companies, net		3,225	5,620	9,635
Net premiums earned		S/ 545,963	S/ 555,196	S/ 533,857
Percentage of assumed net premiums		0.59%	1.01%	1.80%

[1]	Includes the annual variation of the unearned premiums and other technical reserves.
[2]	“Premiums ceded to reinsurers, net” include: